Supplemental cash flow information - Summary of Interest and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest Received [Abstract]
— Financial services revenue	¥ 208,170	¥ 198,310
— Financial income	6,988	8,409
Dividends Received [Abstract]
— Financial services revenue	27,075	19,299
— Financial income	2,800	1,559
Interest Paid [Abstract]
— Financial services expenses	6,607	9,659
— Financial expenses	¥ 8,843	¥ 8,172